Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs Share Based Payments [Line Items]
Common stock, par value	$ 1	$ 1
Stock repurchased	1,765
Restricted stock expense	$ 263,216	$ 119,320
Restricted stock award vested percent	100.00%
2007 Plan
Compensation Related Costs Share Based Payments [Line Items]
Restricted stock grant	42,795	33,850
2007 Plan | Common Stock
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock	315,000
Common stock, par value	$ 1
Restricted Stock
Compensation Related Costs Share Based Payments [Line Items]
Weighted average grant date fair value	$ 9.45
Unrecognized compensation costs	$ 416,000
Vesting period for recognition of compensation costs	2 years